Supplement to the

Fidelity® Variable Insurance Products

Contrafund® Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Growth Portfolio,
High Income Portfolio, International Capital Appreciation Portfolio, and Overseas Portfolio

Initial Class R, Service Class R, and Service Class 2 R

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
and Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2012

This Statement of Additional Information dated April 28, 2012 is no longer applicable for VIP Emerging Markets Portfolio and VIP International Capital Appreciation Portfolio. Please refer to the funds' current Statement of Additional Information dated December 14, 2012.

VIPIS2RB-12-02  December 14, 2012
1.782248.120